Loans Payable - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands			12 Months Ended
	May 01, 2019 CAD ($)	Jun. 18, 2018 CAD ($)	Apr. 30, 2019 CAD ($) $ / shares shares	Apr. 30, 2018 CAD ($) shares	Apr. 30, 2019 USD ($) shares	Jul. 31, 2015 CAD ($)	Jul. 31, 2015 USD ($)
Loans and advances to banks repayable [line Items]
Bonds issued			$ 2,769	$ 1,283
Finder warrants			$ 171
Warrants issued | shares			3,000,000	250,000	3,000,000
Exercise price of warrants issued | $ / shares			$ 0.20
Warrants expiration date			Jun. 18, 2021
Discount on warrants			$ 171
Secured loan			3,081	$ 1,334	$ 1,000	$ 1,305	$ 1,000
Secured loan interest				8.00%
Loan repayable date				October 25, 2019
Repayment of principal				$ 1,213
Accrued interest			$ 325	83
Repayment on debt				$ 1,524
Subsequent Event [member]
Loans and advances to banks repayable [line Items]
Interest expense on bonds	$ 240
Private Placements [member]
Loans and advances to banks repayable [line Items]
Bonds issued		$ 3,000
Structuring And Finder Fee		60
Finder warrants		171
Discount on bonds		$ 231
Interest rate percentage of bonds		8.00%
Maturity period		Jun. 18, 2020